Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 368	[1]	$ 325	[1]	$ 406	[1]	$ 341	[1]	$ 321	[2]	$ 293	[2]	$ 389	[2]	$ 298	[2]	$ 1,440	[1]	$ 1,301	[2]	$ 1,160
Other comprehensive (loss) income:
Currency translation adjustments																	(325)		49		60
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	(80)		(12)		59
Employee benefit plans adjustment, net of tax (Note 12)																	(108)		(33)		(171)
Other comprehensive (loss) income																	(513)		4		(52)
Comprehensive income																	927		1,305		1,108
Comprehensive income attributable to noncontrolling interests																	80		93		85
Comprehensive income attributable to Delphi																	$ 847		$ 1,212		$ 1,023

[1]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[2]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million